RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENT - Impact of restatement on statements of changes in stockholders' deficit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Changes in Stockholders' Deficit
Balance at the beginning	$ (16,929,855)	$ 21,412
Net income	6,375,345	8,200,831
Accretion of Class A common stock to redemption value	1,117,557	26,383,165
Balance at the end	(9,436,953)	(16,929,855)
Additional Paid-In Capital
Statement of Changes in Stockholders' Deficit
Balance at the beginning	32,000	24,310
Net income	0	0
Accretion of Class A common stock to redemption value	0	1,223,377
Balance at the end	32,000	32,000
Accumulated deficit
Statement of Changes in Stockholders' Deficit
Balance at the beginning	(16,962,545)	(3,588)
Net income	6,375,345	8,200,831
Accretion of Class A common stock to redemption value	1,117,557	25,159,788
Balance at the end	(9,469,643)	(16,962,545)
As Previously Reported
Statement of Changes in Stockholders' Deficit
Net income	9,980,174
As Previously Reported | Additional Paid-In Capital
Statement of Changes in Stockholders' Deficit
Balance at the beginning	32,000
Balance at the end	32,000	32,000
As Previously Reported | Accumulated deficit
Statement of Changes in Stockholders' Deficit
Balance at the beginning	(16,962,545)
Net income	9,980,174
Accretion of Class A common stock to redemption value	(2,487,272)
Balance at the end	(9,469,643)	$ (16,962,545)
Restatement Adjustment
Statement of Changes in Stockholders' Deficit
Net income	(3,604,829)
Restatement Adjustment | Accumulated deficit
Statement of Changes in Stockholders' Deficit
Net income	(3,604,829)
Accretion of Class A common stock to redemption value	$ 3,604,829